Putnam
Equity
Fund 98

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Investment portfolios -- and mutual funds -- that are designed to seek above-average capital growth in rising stock markets also tend to be the most vulnerable when markets decline. Rarely has this truism been more clearly demonstrated than during the past 15 months. It is a message that was emphatically delivered to shareholders of Putnam Equity Fund 98 during the fiscal year that ended on June 30, 2001.

Given the market environment that prevailed throughout the period, this is a particularly apt time to counsel the importance of maintaining a long-term investment perspective. Seasoned investors have learned to look beyond such short-term events, for experience has taught them that while past performance can never be taken as an assurance of future returns, patience over the long term has frequently brought rewarding results.

In the following report, fund managers Roland Gillis and Craig Lewis discuss your fund's performance during fiscal 2001 and then provide their insights into prospects for fiscal 2002.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
August 15, 2001

REPORT FROM FUND MANAGEMENT

Craig S. Lewis
Roland W. Gillis

The stock market correction that began in the technology sector in March 2000, continued to haunt the financial markets throughout Putnam Equity Fund 98's fiscal year, the 12 months ended June 30, 2001. The turbulence that ultimately extended throughout the equity markets, combined with a rapidly slowing economy and slumping consumer confidence, resulted in significant losses across a broad band of stocks during the period.

Total return for 12 months ended 6/30/01

       Net asset value            Public offering price
-----------------------------------------------------------------------
          -16.31%                       -21.12%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 7.

* TURBULENCE DOMINATED EQUITY MARKETS

The euphoria surrounding technology reached its limit in the early spring of 2000, and a difficult investing environment became the norm for your fund's 2001 fiscal year. The extent of the stock market's decline went on to test the nerves of even the most seasoned investor. One year later, the Nasdaq had declined 59.34% from its high on March 10, 2000.

Many of the sharpest declines started in October 2000, when the U.S. economy began to show signs of slowing, and a number of companies, especially those in the technology and telecommunications sectors, reported weak earnings. In the months that followed, the economic slowdown continued at a pace so rapid that many feared that the U.S. economy would fall into a recession. The Federal Reserve Board reacted aggressively, reducing short-term interest rates six times during the second half of your fund's fiscal year. As the year drew to a close, market volatility was still the rule rather than the exception, but investor sentiment appeared to be improving and stocks showed signs of resilience.

* TECHNOLOGY FOCUS SHIFTED TO OTHER SECTORS

Although we reduced the fund's technology positions over the course of the year, we were not able to avoid the downdraft in this sector. This was especially the case for small-capitalization companies such as MCK Communications, a maker of remote access products for corporate telephone systems, and Tollgrade Communications, a holding which was sold before the end of the period. Tollgrade Communications is a manufacturer of testing devices used by cable and telephone companies to test the quality of their lines. These holdings, along with others, previously had been star performers, but they dampened the fund's returns during the period as capital expenditures for these product types slowed.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

FTI Consulting, Inc.
Consumer services

Genesis Microchip, Inc.
Electronics

Career Education Corp.
Schools

AmSurg Corp.
Health-care services

Serologicals Corp.
Medical technology

Pediatrix Medical Group, Inc.
Health-care services

Marvell Technology Group Ltd.
Electronics

The Yankee Candle Company, Inc.
Consumer goods

CoStar Group, Inc.
Commercial and consumer services

Cephalon, Inc.
Pharmaceuticals

Footnote reads:
These holdings represent 20.4% of the fund's net assets as of 6/30/01. Portfolio holdings will vary over time.


While the growth of the Internet and wireless communications looks favorable for future demand, it has become apparent that supplies of telecommunications equipment, semiconductors, software, and data storage have exceeded current demand. Many companies will have to work down significant inventories before their fundamentals improve and their share prices can completely recover.

Throughout this difficult environment, we positioned the fund with a focus on more defensive areas of the market. The health-care sector and health-care services stocks in particular were a major source of strength because of the positive effects of a more favorable regulatory environment. Therefore, we dramatically increased the fund's weighting in this area. One company that contributed to performance is AmSurg Corp. This company operates practice-specific ambulatory surgery centers and has continued its successful model of building and acquiring ambulatory surgery centers, which in turn attracts highly qualified doctors with a wide range of specializations. Another holding in the health-care sector, LifePoint Hospitals, also benefited the fund. This company is an operator of acute-care hospitals in more rural areas, and benefited from a regulatory environment that is now increasingly rewarding hospitals that can demonstrate their operational efficiency. While these holdings and others discussed in this report were viewed favorably as of June 30, 2001, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

In addition to health care, we shifted assets into industries that tend to be less affected by market volatility, such as consumer staples and other consumer-oriented areas. Education and training stocks, for example, benefit from a slowing economy in a classic counter-cyclical fashion as people react to economic uncertainty by focusing on career development and pursuing higher education. Companies like Career Education Corp. performed well because of this trend. In other areas, broadcasting stocks like Radio One bounced back this year after an earlier decline in advertising revenue caused by a cut in spending by fledgling companies in an effort to preserve capital. A more stable environment should prevail for these strong cash-flow companies in the months ahead.

* MARKET CHALLENGES CAN PROVIDE OPPORTUNITIES

Although the fund's results this year have been disappointing, it is important to remember that unlike their more mature larger-capitalization counterparts, emerging growth companies with leading-edge products and low levels of market penetration can prosper in most economic environments.

Even though the equity market is likely to remain volatile, exciting opportunities continue to exist in sectors outside of technology and within the scope of a diversified emerging growth portfolio. As the fund begins its new fiscal year, we are confident that new areas will develop in which we can discover promising emerging growth issues.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/01, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a significant portion of its assets in small-cap companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign you an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Fund 98 seeks capital appreciation by investing primarily in the equity securities of small, rapidly growing companies.

TOTAL RETURN FOR PERIODS ENDED 6/30/01

                                           Russell 2000       Consumer
                         NAV       POP        Index         price index
-------------------------------------------------------------------------------
1 year                -16.31%    -21.12%      0.57%             3.19%
-------------------------------------------------------------------------------
Life of fund
(since 12/31/97)      198.44     181.23      22.45              9.95
Annual average         36.67      34.37       5.96              2.75
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns at POP reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund is offered on a limited basis and has limited assets. Performance data do not take into account any adjustments for taxes payable on reinvested distributions and reflect an expense limitation, which is currently in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/01

-------------------------------------------------------------------------------
Distributions (number)                          1
-------------------------------------------------------------------------------
Income                                         --
-------------------------------------------------------------------------------
Capital gains
  Long-term                                 $1.1580
-------------------------------------------------------------------------------
  Short-term                                 1.6966
-------------------------------------------------------------------------------
  Return of capital*                         0.0054
-------------------------------------------------------------------------------
  Total                                     $2.8600
-------------------------------------------------------------------------------
Share value:                           NAV            POP
-------------------------------------------------------------------------------
6/30/00                              $26.90         $28.54
-------------------------------------------------------------------------------
6/30/01                               19.46          20.65
-------------------------------------------------------------------------------
*See page 25



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 12/31/97

                Fund's class A     Russell 2000      Consumer price
Date            shares at POP          Index             index

12/31/97            10,000            10,000            10,000
6/30/98             11,663            10,493            10,074
12/31/98            12,612             9,745            10,161
6/30/99             16,634            10,650            10,272
12/31/99            32,255            11,817            10,433
6/30/00             33,604            12,176            10,655
12/31/00            26,938            11,640            10,785
6/30/01            $28,123           $12,245           $10,995

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks. Indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust
and Shareholders of Putnam Equity Fund 98
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Equity Fund 98 (the "fund") at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 9, 2001




THE FUND'S PORTFOLIO
June 30, 2001

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
             21,000 L90, Inc. (NON)                                                                  $       50,610

Aerospace and Defense (0.4%)
-------------------------------------------------------------------------------------------------------------------
              4,800 Anaren Microwave, Inc. (NON)                                                             96,000

Biotechnology (2.4%)
-------------------------------------------------------------------------------------------------------------------
             17,400 Connetics Corp. (NON)                                                                   131,892
             21,800 Discovery Laboratories, Inc. (NON)                                                      114,450
              3,400 InterMune, Inc. (NON)                                                                   121,108
              3,900 Neurocrine Biosciences, Inc. (NON)                                                      155,961
                                                                                                      -------------
                                                                                                            523,411

Broadcasting (2.5%)
-------------------------------------------------------------------------------------------------------------------
             14,000 Radio One, Inc. Class D (NON)                                                           308,700
             19,600 Regent Communications, Inc. (NON)                                                       235,004
                                                                                                      -------------
                                                                                                            543,704

Commercial and Consumer Services (6.4%)
-------------------------------------------------------------------------------------------------------------------
              4,600 Actrade Financial Technologies, Ltd. (NON)                                              108,744
              2,800 Corinthian Colleges, Inc. (NON)                                                         131,796
             14,500 CoStar Group, Inc. (NON)                                                                381,350
             10,600 Hall, Kinion & Associates, Inc. (NON)                                                    85,436
              5,600 Keith Cos., Inc. (The) (NON)                                                             97,440
              6,000 PC Connection, Inc. (NON)                                                                96,000
              4,500 ProBusiness Services, Inc. (NON)                                                        119,475
              3,900 Professional Detailing, Inc. (NON)                                                      358,800
                                                                                                      -------------
                                                                                                          1,379,041

Communications Equipment (1.1%)
-------------------------------------------------------------------------------------------------------------------
             41,000 MCK Communications, Inc. (NON)                                                           90,200
              4,700 SafeNet, Inc. (NON)                                                                      47,000
              5,200 SeaChange International, Inc. (NON)                                                      93,756
                                                                                                      -------------
                                                                                                            230,956

Computers (7.9%)
-------------------------------------------------------------------------------------------------------------------
             17,000 Apropos Technology, Inc. (NON)                                                           42,670
              5,000 Centra Software, Inc. (NON)                                                              84,950
             14,800 I-many, Inc. (NON)                                                                      199,800
             27,800 Lantronix, Inc. (NON)                                                                   286,340
              4,200 Manhattan Associates, Inc. (NON)                                                        166,950
              5,500 MapInfo Corp. (NON)                                                                     121,000
             12,300 MSC. Software Corp. (NON)                                                               230,625
              2,800 Optimal Robotics Corp. (Canada) (NON)                                                   106,400
             51,700 SynQuest, Inc. (NON)                                                                    180,950
              4,000 Take-Two Interactive Software, Inc. (NON)                                                74,200
             12,200 Universal Electronics, Inc. (NON)                                                       219,600
                                                                                                      -------------
                                                                                                          1,713,485

Consumer Goods (1.8%)
-------------------------------------------------------------------------------------------------------------------
             20,100 Yankee Candle Company, Inc. (The) (NON)                                                 381,699

Consumer Services (2.9%)
-------------------------------------------------------------------------------------------------------------------
             24,000 FTI Consulting, Inc. (NON)                                                              523,200
              4,000 Resources Connection, Inc. (NON)                                                        103,360
                                                                                                      -------------
                                                                                                            626,560

Electrical Equipment (0.9%)
-------------------------------------------------------------------------------------------------------------------
              5,300 Active Power, Inc. (NON)                                                                 88,404
              3,100 C&D Technologies, Inc.                                                                   96,100
                                                                                                      -------------
                                                                                                            184,504

Electronics (14.5%)
-------------------------------------------------------------------------------------------------------------------
             11,000 Act Manufacturing, Inc. (NON)                                                           120,340
              9,200 Alpha Industries, Inc. (NON)                                                            271,860
              1,500 Brooks Automation, Inc. (NON)                                                            69,150
             13,800 Centillium Communications, Inc. (NON)                                                   341,411
             11,500 DDi Corp. (NON)                                                                         230,000
              3,100 Exar Corp. (NON)                                                                         61,256
             14,000 Genesis Microchip, Inc. (Canada) (NON)                                                  506,100
              8,300 Integrated Silicon Solutions, Inc. (NON)                                                115,370
             15,063 Marvell Technology Group Ltd. (Bermuda) (NON)                                           405,195
              6,200 Opnet Technologies, Inc. (NON)                                                          110,794
             10,700 Pemstar, Inc. (NON)                                                                     157,076
             11,800 Sage, Inc. (NON)                                                                        182,900
              8,000 Silicon Laboratories, Inc. (NON)                                                        176,800
             10,200 Sipex Corp. (NON)                                                                       153,918
              9,000 Ultratech Stepper Inc. (NON)                                                            230,850
                                                                                                      -------------
                                                                                                          3,133,020

Food (0.5%)
-------------------------------------------------------------------------------------------------------------------
              3,500 Green Mountain Coffee, Inc. (NON)                                                       104,580

Health Care Services (12.7%)
-------------------------------------------------------------------------------------------------------------------
              6,825 Accredo Health, Inc. (NON)                                                              253,822
             16,000 AmSurg Corp. (NON)                                                                      472,800
              7,400 Covance, Inc. (NON)                                                                     167,610
              4,100 Eclipsys Corp. (NON)                                                                    115,210
              6,100 Icon PLC ADR (Ireland) (NON)                                                            184,037
              4,700 Kendle International, Inc. (NON)                                                         94,188
              3,000 LifePoint Hospitals, Inc. (NON)                                                         132,840
              5,400 On Assignment, Inc. (NON)                                                                97,200
              3,600 Orthodontic Centers of America, Inc. (NON)                                              109,404
             13,000 Pediatrix Medical Group, Inc. (NON)                                                     431,600
              5,600 Priority Healthcare Corp. Class B (NON)                                                 158,368
              6,000 Sunrise Assisted Living, Inc. (NON)                                                     157,500
             22,950 US Physical Therapy, Inc. (NON)                                                         366,512
                                                                                                      -------------
                                                                                                          2,741,091

Machinery (0.7%)
-------------------------------------------------------------------------------------------------------------------
              8,400 3D Systems Corp. (NON)                                                                  142,800

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
              5,100 Mobile Mini, Inc. (NON)                                                                 168,198

Medical Technology (6.9%)
-------------------------------------------------------------------------------------------------------------------
              4,000 Biosite Diagnostics, Inc. (NON)                                                         179,200
              8,000 Charles River Laboratories International, Inc. (NON)                                    278,000
              7,000 Conceptus, Inc. (NON)                                                                   105,000
                400 ICU Medical, Inc. (NON)                                                                  16,512
              2,400 Igen, Inc. (NON)                                                                         62,400
              7,100 Respironics, Inc. (NON)                                                                 211,296
             20,700 Serologicals Corp. (NON)                                                                441,738
              3,500 SRI/Surgical Express, Inc. (NON)                                                        106,435
              4,700 Urologix, Inc. (NON)                                                                     86,057
                                                                                                      -------------
                                                                                                          1,486,638

Office Equipment & Supplies (0.6%)
-------------------------------------------------------------------------------------------------------------------
              4,650 Quixote Corp.                                                                           132,851

Pharmaceuticals (5.9%)
-------------------------------------------------------------------------------------------------------------------
              5,262 Cephalon, Inc. (NON)                                                                    370,970
              4,400 Cima Labs, Inc. (NON)                                                                   345,400
             11,800 Inspire Pharmaceuticals, Inc. (NON)                                                     165,200
              3,600 K-V Pharmaceuticals Co. Class A (NON)                                                    99,900
              7,300 Noven Pharmaceuticals, Inc. (NON)                                                       286,160
                                                                                                      -------------
                                                                                                          1,267,630

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------------
              5,200 Information Holdings, Inc. (NON)                                                        167,960

Restaurants (0.9%)
-------------------------------------------------------------------------------------------------------------------
              8,700 RARE Hospitality International, Inc. (NON)                                              196,620

Retail (8.6%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Charlotte Russe Holding, Inc. (NON)                                                      80,400
              4,200 Chico's FAS, Inc. (NON)                                                                 124,950
              8,500 Coach, Inc. (NON)                                                                       323,425
              5,300 Cost Plus, Inc. (NON)                                                                   159,000
              4,600 Factory 2-U Stores, Inc. (NON)                                                          135,010
              3,100 Genesco, Inc. (NON)                                                                     104,160
              5,600 Guitar Center, Inc. (NON)                                                               118,328
              6,500 J. Jill Group, Inc. (NON)                                                               131,625
             17,600 Restoration Hardware, Inc. (NON)                                                         95,568
              9,400 Too, Inc. (NON)                                                                         257,560
              9,800 Wet Seal, Inc. (The) Class A (NON)                                                      339,178
                                                                                                      -------------
                                                                                                          1,869,204

Schools (4.6%)
-------------------------------------------------------------------------------------------------------------------
              8,400 Career Education Corp. (NON)                                                            503,160
              6,300 PLATO Learning, Inc. (NON)                                                              194,985
              8,400 SkillSoft Corp. (NON)                                                                   287,700
                                                                                                      -------------
                                                                                                            985,845

Semiconductor (2.3%)
-------------------------------------------------------------------------------------------------------------------
              2,500 Advanced Energy Industries, Inc. (NON)                                                  103,175
              8,000 ASM International, N.V. (Netherlands) (NON)                                             158,800
              7,600 Photon Dynamics, Inc. (NON)                                                             205,200
              1,200 Simplex Solutions, Inc. (NON)                                                            28,440
                                                                                                      -------------
                                                                                                            495,615

Software (4.7%)
-------------------------------------------------------------------------------------------------------------------
              3,500 Activision, Inc. (NON)                                                                  137,375
             26,100 Click Commerce, Inc. (NON)                                                              234,900
              9,900 E.piphany, Inc. (NON)                                                                   100,584
              2,700 Embarcadero Technologies, Inc. (NON)                                                     60,237
              6,000 Matrixone, Inc. (NON)                                                                   139,140
             14,800 Multex.com, Inc. (NON)                                                                  240,500
              6,300 Verisity, Ltd. (NON)                                                                    100,800
                                                                                                      -------------
                                                                                                          1,013,536

Technology Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
              8,200 Carreker Corp. (NON)                                                                    176,300
             12,000 Concurrent Computer Corp. (NON)                                                          84,000
              5,400 dELiA(a)s Corp. Class A (NON)                                                            43,200
              8,800 Inforte Corp. (NON)                                                                     107,624
             26,300 Management Network Group, Inc. (The) (NON)                                              160,430
                                                                                                      -------------
                                                                                                            571,554

Telecommunications (2.9%)
-------------------------------------------------------------------------------------------------------------------
              7,000 Boston Communications Group (NON)                                                       100,800
              8,700 Choice One Communications, Inc. (NON)                                                    58,638
             12,700 Focal Communications Corp. (NON)                                                         29,972
             27,000 Network Plus Corp. (NON)                                                                 73,170
             10,500 SBA Communications Corp. (NON)                                                          259,875
              6,500 Stanford Microdevices, Inc. (NON)                                                       109,850
                                                                                                      -------------
                                                                                                            632,305

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
              6,500 Wolverine World Wide, Inc.                                                              116,155

Transportation (0.5%)
-------------------------------------------------------------------------------------------------------------------
              7,500 UTI Worldwide, Inc.                                                                     119,400

Waste Management (0.2%)
-------------------------------------------------------------------------------------------------------------------
             13,700 Strategic Diagnostics, Inc. (NON)                                                        45,895
                                                                                                      -------------
                    Total Common Stocks (cost $18,061,571)                                            $  21,120,867

SHORT-TERM INVESTMENTS (2.9%) (a) (cost $629,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           629,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated June 29, 2001 with Credit Suisse First Boston
                    due July 2, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $629,215 for an effective
                    yield of 4.10%                                                                    $     629,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $18,690,571) (b)                                          $  21,749,867
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $21,608,612.

  (b) The aggregate identified cost on a tax basis is $18,868,132, resulting in gross unrealized appreciation and depreciation of $5,792,658 and $2,910,923, respectively, or net unrealized appreciation of $2,881,735.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $18,690,571) (Note 1)                                          $21,749,867
-------------------------------------------------------------------------------------------
Cash                                                                                    575
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,101
-------------------------------------------------------------------------------------------
Receivable for shares of fund sold                                                    4,604
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       46,893
-------------------------------------------------------------------------------------------
Total assets                                                                     21,803,040

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    128,155
-------------------------------------------------------------------------------------------
Payable for shares of fund repurchased                                                9,671
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         37,821
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           11,728
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,820
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             25
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                5,208
-------------------------------------------------------------------------------------------
Total liabilities                                                                   194,428
-------------------------------------------------------------------------------------------
Net assets                                                                      $21,608,612

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $19,060,285
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (510,969)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        3,059,296
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $21,608,612

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($21,608,612 divided by 1,110,597 shares)                                            $19.46
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $19.46)*                              $20.65
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $    59,427
-------------------------------------------------------------------------------------------
Dividends                                                                             2,699
-------------------------------------------------------------------------------------------
Total investment income                                                              62,126

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    228,619
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       49,829
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,950
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        773
-------------------------------------------------------------------------------------------
Auditing                                                                             26,320
-------------------------------------------------------------------------------------------
Other                                                                                12,460
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (22,747)
-------------------------------------------------------------------------------------------
Total expenses                                                                      297,204
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,164)
-------------------------------------------------------------------------------------------
Net expenses                                                                        295,040
-------------------------------------------------------------------------------------------
Net investment loss                                                                (232,914)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (340,978)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                       (4,328,603)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (4,669,581)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(4,902,495)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended June 30
                                                                       ---------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                  $   (232,914)    $   (205,535)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  (340,978)       4,535,861
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments              (4,328,603)       4,504,617
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (4,902,495)       8,834,943
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments                                (2,681,078)      (1,967,266)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investment                           (138,830)              --
--------------------------------------------------------------------------------------------------
  From return of capital                                                   (5,381)              --
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)             (587,999)      13,864,439
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (8,315,783)      20,732,116

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                      29,924,395        9,192,279
--------------------------------------------------------------------------------------------------
End of year                                                           $21,608,612      $29,924,395
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                                                          For the period
Per-share                                                                 Dec. 31, 1997+
operating performance                         Year ended June 30            to June 30
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $26.90       $14.85       $10.52        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)(b)              (.21)        (.24)        (.11)        (.04)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.37)       14.98         4.55         2.06
----------------------------------------------------------------------------------------
Total from
investment operations                  (4.58)       14.74         4.44         2.02
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.71)       (2.69)        (.11)          --
----------------------------------------------------------------------------------------
In excess of net realized
gain on investment                      (.14)          --           --           --
----------------------------------------------------------------------------------------
From return of capital                  (.01)          --           --           --
----------------------------------------------------------------------------------------
Total distributions                    (2.86)       (2.69)        (.11)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.46       $26.90       $14.85       $10.52
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                (16.31)      102.02        42.62        23.77*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $21,609      $29,924       $9,192       $5,205
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)            1.30         1.30         1.30          .65*
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)           (1.02)       (1.05)       (1.04)        (.37)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                114.08       152.49       184.61        85.45*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.02, $0.06, $0.04 and $0.06 per share for the periods ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998, respectively
    (Note 2).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
June 30, 2001

Note 1
Significant accounting policies

Putnam Equity Fund 98 (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of small, rapidly growing companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes have the potential for capital appreciation.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2001, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

These differences include temporary and permanent differences of losses on wash sale transactions and post-October loss deferrals and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2001, the fund reclassified $232,914 to decrease accumulated net investment loss and $232,914 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of the fund's average net asset value, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended June 30, 2001, the fund's expenses were reduced by $2,164 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the year ended June 30, 2001, Putnam Retail Management, acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended June 30, 2001, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $25,580,818 and $28,708,526, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    178,878         $ 3,299,417
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  154,707           2,820,313
---------------------------------------------------------------------------
                                               333,585           6,119,730

Shares
repurchased                                   (335,550)         (6,707,729)
---------------------------------------------------------------------------
Net decrease                                    (1,965)        $  (587,999)
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    576,823         $15,911,036
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   84,191           1,964,171
---------------------------------------------------------------------------
                                               661,014          17,875,207

Shares
repurchased                                   (167,432)         (4,010,768)
---------------------------------------------------------------------------
Net increase                                   493,582         $13,864,439
---------------------------------------------------------------------------

At June 30, 2001, Putnam Investments, LLC, owned 230,040 shares of the fund (20.7% of shares outstanding) valued at $4,476,578.


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $138,830 as long term capital gain, for its taxable year ended June 30, 2001.

For the year ended June 30, 2001, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel Miller
Vice President

Eric Wetlaufer
Vice President

Craig S. Lewis
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Equity Fund
98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

                                                     73680  2HF  8/01

Putnam
International
Growth and
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

As economic slowing and the attendant retreat of equities assumed global proportions over the past 15 months, it was a rare stock portfolio that did not feel the effects. Putnam International Growth and Income Fund was no exception. Experience has taught us, however, that retreats of this nature do not last forever, and seasoned investors have learned to look beyond them. Their patience has been frequently rewarded over the long term.

Given the market environment that prevailed throughout your fund's fiscal year, this is a particularly apt time to counsel the importance of maintaining a long-term investment perspective. While one should never take past performance as an assurance of future results, we believe your fund's excellent record established since its introduction in 1996 provides a more reliable gauge of its potential than current results might suggest.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
August 15, 2001

REPORT FROM FUND MANAGEMENT

Deborah F. Kuenstner
George W. Stairs
Colin Moore

Over the 12 months ended June 30, 2001, increasing economic weakness in Europe, continued stagnation in Japan, and the ripple effects of the U.S. economic slowdown combined to push stock prices lower around the globe. As you can imagine, this created a challenging environment for international equity fund managers and for Putnam International Growth and Income Fund. While the fund's returns for the year were disappointing, several key strategic decisions by your fund's management team and their research analysts, as well as the fund's value orientation, helped reduce the impact of the declines in the portfolio and enabled the fund's performance to excel relative to its benchmark index and its Lipper peer group. For the 12-month period, the fund's class A share return at net asset value placed it in the top 20% of the Lipper International Funds category.* The fund's benchmark index, the MSCI World Ex-U.S. Index, had a total return of -23.84% during the period.

* Source: Lipper, Inc. Lipper ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. For the 1-year period ended 6/30/01, the fund ranked in the 20th percentile (138 out of 717) in the Lipper International Funds category. The fund's inception date was 8/1/96. Five-year performance information as of 7/31/01 is not available. Past performance is no guarantee of future results.


Total return for 12 months ended 6/30/01

       Class A          Class B           Class C          Class M
     NAV     POP      NAV    CDSC       NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   -18.25% -22.95%  -18.83% -22.49%   -18.75% -19.49%  -18.65% -21.48%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* WEAKNESS IN EUROPE, U.S. AND JAPAN DAMPENED PERFORMANCE

The fund's performance was affected significantly by the slowdown in Europe, which was exacerbated by the slowing U.S. economy, as well as the continued woes in Japan. Europe has been plagued by declining manufacturing, reduced exports, rising energy prices, and the ongoing weakness of the euro. However, European central bankers have been reluctant to lower interest rates because of persistent inflation concerns. Some of these concerns were legitimate. The combination of rapidly rising oil and gas prices and the declining euro resulted in dramatic increases in energy costs because oil and gas are typically priced in dollars on international commodities exchanges. Nevertheless, it was somewhat disappointing to see such little action on the part of the European Central Bank, given that the U.S. Federal Reserve Board has lowered short-term interest rates six times since January for a total decrease of 2.75 percentage points.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                         16.6%

Oil and gas                     10.7%

Insurance                        7.3%

Telecommunications               6.9%

Pharmaceuticals                  5.8%

Footnote reads:
* Based on net assets as of 6/30/01. Holdings will vary over time.


While the fund's European exposure -- its highest geographic concentration by far -- played a larger role in fund performance than its Japanese positions, the influence of Japan's anemic economy was evident this year. Japan has been suffering throughout the 1990s, and may be close to, if not currently experiencing, a severe recession. The nation's banking system is plagued by bad loans, many of which are related to real estate, and it is in dire need of restructuring. Several leaders have pledged reform but thus far few meaningful changes have been made.

One step to begin solving the banking problem and help Japan turn the corner would be to force writeoffs of nonperforming bank loans. However, this would be extremely painful for banks in the short term (as was the case with the savings and loan crisis in the United States in the late 1980s and early 1990s) and would probably cause the economy to contract. While political unpopularity has kept meaningful reform from occurring, Junichiro Koizumi, Japan's recently elected reform party prime minister, is committed to making the necessary changes.

Finally, the U.S. economy, which has a significant influence on the rest of the world, has slowed considerably in the past 12 months -- much more quickly than most analysts had anticipated. Since 1990, U.S. imports have increased by $741 billion, representing $1.25 trillion in calendar 2000, or nearly 6% of the non-U.S. global economy.* As a result, the slowdown in the U.S. economy, especially in the technology and telecommunications sectors, has had strong ripple effects on primary trading partners such as Europe, and the stocks of technology and telecommunications companies in Europe and Japan have suffered greatly.

* MANAGEMENT'S STRATEGIES PAID OFF IN SOLID RELATIVE PERFORMANCE

The slowdown in Europe and the continued problems in Japan were primarily responsible for the negative absolute returns that the fund posted for the fiscal year, but its strong performance relative to its Lipper category can be attributed to being well positioned from a sector and stock selection standpoint. In terms of sector weightings, the fund was overweighted in the financial, energy, basic materials, and utilities sectors, all of which outperformed. The fund was underweighted in communications services and technology, both of which underperformed. In communications services specifically, not only did our underweighted position help, but the stocks your fund owned in this sector outperformed, so our selection of individual stocks worked to the fund's advantage even in one of the weaker market sectors.


"The international markets and global economic environment should favor value stocks for the remainder of this year and into next. We will continue to seek attractively priced stocks with strong growth potential."

-- Colin Moore, portfolio manager, Putnam International Growth and
   Income Fund


Not all strategies we undertook helped the fund's performance. The fund was underweighted in consumer cyclicals and health care, both of which outperformed, so our strategies in these two areas hurt the fund relative to the index. Overall, however, we believe our strategic positioning was favorable for shareholders.

* Source: The Wall Street Journal, 7/16/01.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

BP PLC
United Kingdom
Oil & gas

Astra Zeneca PLC
United Kingdom
Pharmaceuticals

UBS AG
Switzerland
Banking

Shell Transport & Trading Co. PLC
United Kingdom
Oil & gas

ING Groep NV
Netherlands
Insurance

Allianz AG
Germany
Insurance

Telecom Italia SpA
Italy
Telecommunications

Barclays PLC
United Kingdom
Banking

Commonwealth Bank of Australia
Australia
Banking

Scottish Power PLC
United Kingdom
Electric utilities

Footnote reads:
These holdings represent 25.6% of the fund's net assets as of 6/30/01. Portfolio holdings will vary over time.


From a geographic standpoint, the fund benefited from an overweighting in the United Kingdom relative to its benchmark index, a situation that helped significantly because the U.K. market was so strong relative to the markets in other European countries. Maintaining an underweighted position in Japan also helped. In Sweden, results were helped by not owning Ericsson, a widely held telecommunications stock that declined severely during the period. The fund was hurt, however, by owning some Japanese telecommunications and technology stocks, including Nippon Telephone & Telegraph and NTT DoCoMo. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Generally speaking, we do not manage the fund by geographic weighting, since we seek attractively valued companies in any country. However, it is worth noting that certain country weightings, such as the United Kingdom, did contribute positively to performance.

Part of our success during the fiscal period was the result of research from our knowledge management initiative. Putnam has analysts specializing in currency and economic trends, as well as others who conduct surveys of analysts in London and other European financial capitals. Our ability to gather and analyze the information from these sources helped us to spot trends, such as the European economic slowdown, well in advance of their impact and to act accordingly.

* FUND CAREFULLY POSITIONED FOR A MURKY ECONOMIC OUTLOOK

The technology and telecommunications sectors are shaping up to be potentially attractive for an international fund with a value orientation, such as this one. We have added British Telecom, for example. At one point, stocks like British Telecom were considered growth stocks with extremely high valuations, but during the period, their valuations declined to the point that that they could be characterized as value stocks.

While Europe is still the fund's largest geographic concentration, we expect to remain underweighted in European stocks until the Continental economy shows signs of turning around and earnings improve. At this point, we still see room for further earnings disappointments. In addition, we would like to see further interest-rate stimulus from the ECB before increasing our weighting in Europe.

Generally speaking, the outlook for international equities remains uncertain until the global economic picture becomes more positive. However, this type of environment is one in which value-oriented stocks tend to be favored. We will continue to seek attractive value stocks with potential for long-term appreciation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign you an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.




TOTAL RETURN FOR PERIODS ENDED 6/30/01

                         Class A          Class B          Class C        Class M
(inception dates)       (8/1/96)         (8/1/96)         (2/1/99)        (8/1/96)
                      NAV      POP     NAV     CDSC     NAV     CDSC    NAV      POP
---------------------------------------------------------------------------------------
1 year             -18.25%  -22.95%  -18.83%  -22.49  -18.75% -19.49%  -18.65   -21.48%
---------------------------------------------------------------------------------------
Life of fund        58.31    49.22    52.50    50.50   52.89   52.89    54.49    49.07
Annual average       9.81     8.49     8.97     8.68    9.03    9.03     9.26     8.47
---------------------------------------------------------------------------------------



Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to its inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect, without which returns would have been lower.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/01

                        MSCI EAFE       MSCI World        Consumer
                          Index        Ex-U.S. Index*    price index
-----------------------------------------------------------------------
1 year                   -23.60%          -23.84%           3.19%
-----------------------------------------------------------------------
Life of fund              18.78            20.77           13.17
Annual average             3.56             3.91            2.55
-----------------------------------------------------------------------

* The benchmark index for Putnam International Growth and Income Fund is changing to MSCI World Ex-U.S. Index. Putnam Investment Management has made changes to the benchmarks of several mutual funds to more accurately reflect the investment strategies of the funds.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/1/96

               Fund's class A     MSCI World      Consumer price
Date           shares at POP     Ex-U.S. Index        index

 8/01/96           9,425            10,000           10,000
12/31/96          10,238            10,515           10,121
 6/30/97          11,945            11,695           10,204
12/31/97          12,013            10,754           10,293
 6/30/98          14,282            12,432           10,369
12/31/98          13,775            12,772           10,458
 6/30/99          15,691            13,348           10,573
12/31/99          17,313            16,339           10,738
 6/30/00          18,253            15,856           10,967
12/31/00          17,489            14,154           11,101
 6/30/01         $14,922           $12,077          $11,317

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $15,250 ($15,050 at CDSC) and $15,289, respectively, and no contingent deferred sales charges would apply for class C shares; a $10,000 investment in the fund's class M shares would have been valued at $15,449 ($14,907 at public offering price). See first page of performance section for performance calculation method.



PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/01

                                     Class A      Class B      Class C    Class M
--------------------------------------------------------------------------------------
Distributions (number)                  4            1            1          3
--------------------------------------------------------------------------------------
Income                               $0.134       $0.088       $0.089     $0.096
--------------------------------------------------------------------------------------
Capital gains
  Long-term                           0.643        0.643        0.643      0.643
--------------------------------------------------------------------------------------
  Short-term                          0.358        0.358        0.358      0.358
--------------------------------------------------------------------------------------
Return of capital*                    0.063        0.043        0.043      0.046
--------------------------------------------------------------------------------------
   Total                             $1.198       $1.132       $1.133     $1.143
--------------------------------------------------------------------------------------
Share value:                       NAV     POP      NAV          NAV    NAV     POP
--------------------------------------------------------------------------------------
6/30/00                           $12.80  $13.58  $12.65       $12.75  $12.76  $13.22
--------------------------------------------------------------------------------------
6/30/01                             9.39    9.96    9.26         9.35    9.36    9.70
--------------------------------------------------------------------------------------

* See page 29.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars.

Morgan Stanley Capital International (MSCI) World Ex-U.S. Index* is an unmanaged list of equity securities from Europe, Australasia, the Far East and the Americas with the exception of the United States. All values are expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam International Growth and Income Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth and Income Fund (the "fund") at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2001



THE FUND'S PORTFOLIO
June 30, 2001

COMMON STOCKS (94.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            621,954 WPP Group PLC (United Kingdom)                                                    $   6,122,577

Aerospace and Defense (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,001,028 BAE Systems PLC (United Kingdom)                                                      9,581,826

Automotive (2.1%)
-------------------------------------------------------------------------------------------------------------------
            107,000 Honda Motor Co., Ltd. (Japan)                                                         4,702,165
          1,026,000 Nissan Motor Co., Ltd. (Japan)                                                        7,084,090
            211,800 Toyota Motor Corp. (Japan)                                                            7,456,311
                                                                                                      -------------
                                                                                                         19,242,566

Banking (16.6%)
-------------------------------------------------------------------------------------------------------------------
            489,866 ABN AMRO Holding NV (Netherlands)                                                     9,199,388
          2,586,674 Banca Intesa SpA (Italy)                                                              9,128,556
            626,916 Barclays PLC (United Kingdom)                                                        19,219,577
            132,852 Bayerische Vereinsbank AG (Germany)                                                   6,487,364
            997,848 Commonwealth Bank of Australia (Australia)                                           17,310,867
                767 DBS Group Holdings, Ltd. (Singapore)                                                      5,642
            968,336 HSBC Holdings PLC (United Kingdom)                                                   11,472,920
            438,997 National Bank of Canada (Canada)                                                      8,389,399
          1,189,000 Overseas-Chinese Banking Corp., Ltd. (Singapore)                                      7,767,829
            698,924 San Paolo-IMI SpA (Italy)                                                             8,955,301
            231,127 Societe Generale (France)                                                            13,682,414
            578,900 Toronto-Dominion Bank (Canada)                                                       14,740,492
            178,241 UBS AG (Switzerland)                                                                 25,543,776
                                                                                                      -------------
                                                                                                        151,903,525

Beverage (0.6%)
-------------------------------------------------------------------------------------------------------------------
            479,641 Diageo PLC (United Kingdom)                                                           5,261,249

Building Materials (1.0%)
-------------------------------------------------------------------------------------------------------------------
            763,700 Matsushita Electric Work (Japan)                                                      8,831,238

Chemicals (3.2%)
-------------------------------------------------------------------------------------------------------------------
            300,841 Akzo-Nobel NV (Netherlands)                                                          12,730,087
            178,500 BASF AG (Germany)                                                                     6,994,289
            668,954 BOC Group PLC (United Kingdom)                                                        9,783,800
                                                                                                      -------------
                                                                                                         29,508,176

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            251,052 Securitas AB Class B (Sweden)                                                         4,397,253
             28,110 Sodexho Alliance SA (France)                                                          1,311,991
                                                                                                      -------------
                                                                                                          5,709,244

Communications Equipment (1.8%)
-------------------------------------------------------------------------------------------------------------------
            735,906 Nokia Oyj Class A (Finland)                                                          16,672,282

Computers (0.8%)
-------------------------------------------------------------------------------------------------------------------
            681,000 Fujitsu, Ltd. (Japan)                                                                 7,154,050

Conglomerates (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,995,228 Cookson Group PLC (United Kingdom)                                                    3,647,656
            613,142 Smiths Industries PLC (United Kingdom)                                                7,113,658
                                                                                                      -------------
                                                                                                         10,761,314

Construction (1.1%)
-------------------------------------------------------------------------------------------------------------------
            577,515 CRH PLC (Ireland)                                                                     9,677,269

Consumer Cyclicals (1.0%)
-------------------------------------------------------------------------------------------------------------------
            553,500 Matsushita Electric Industrial Co. (Japan)                                            8,664,250

Consumer Finance (2.0%)
-------------------------------------------------------------------------------------------------------------------
            113,800 Acom Co., Ltd. (Japan)                                                               10,047,618
             92,650 Aiful Corp. (Japan)                                                                   8,358,561
                                                                                                      -------------
                                                                                                         18,406,179

Consumer Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------
             41,554 Swatch Group AG (The) (Switzerland)                                                   8,845,951

Electric Utilities (5.5%)
-------------------------------------------------------------------------------------------------------------------
          1,760,000 CLP Holdings, Ltd. (Hong Kong)                                                        7,378,935
            149,346 E.On AG (Germany)                                                                     7,760,439
            338,148 Iberdola SA (Spain)                                                                   4,335,546
          1,478,423 Scottish and Southern Energy PLC (United Kingdom)                                    13,930,012
          2,338,688 Scottish Power PLC (United Kingdom)                                                  17,200,931
                                                                                                      -------------
                                                                                                         50,605,863

Electrical Equipment (2.3%)
-------------------------------------------------------------------------------------------------------------------
            409,072 ABB, Ltd. (Switzerland)                                                               6,192,541
          4,635,379 Invensys PLC (United Kingdom)                                                         8,800,290
            110,342 Schneider Electric SA (France)                                                        6,097,873
                                                                                                      -------------
                                                                                                         21,090,704

Electronics (5.2%)
-------------------------------------------------------------------------------------------------------------------
            124,500 Fuji Soft ABC, Inc. (Japan)                                                           7,318,244
             76,200 Kyocera Corp. (Japan)                                                                 6,721,732
            105,900 Murata Manufacturing Co., Ltd. (Japan)                                                7,040,184
            388,300 Omron Corp. (Japan)                                                                   7,021,784
             42,000 Samsung Electronics Co. (South Korea)                                                 6,212,635
          7,095,928 Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) (NON)                          13,209,406
                                                                                                      -------------
                                                                                                         47,523,985

Engineering & Construction (0.4%)
-------------------------------------------------------------------------------------------------------------------
            112,510 Bouygues SA (France)                                                                  3,801,071

Food (1.7%)
-------------------------------------------------------------------------------------------------------------------
            116,129 Groupe Danone (France)                                                               15,931,184

Insurance (7.3%)
-------------------------------------------------------------------------------------------------------------------
             69,194 Allianz AG (Germany)                                                                 20,302,364
            369,574 ING Groep NV (Netherlands)                                                           24,145,881
             35,258 Muenchener Rueckversicherungs AG (Germany)                                            9,891,577
          1,683,840 Royal & Sun Alliance Insurance Group PLC (United Kingdom)                            12,668,715
                                                                                                      -------------
                                                                                                         67,008,537

Investment Banking/Brokerage (2.0%)
-------------------------------------------------------------------------------------------------------------------
            272,292 Amvescap Corp. PLC (United Kingdom)                                                   4,729,114
            389,823 Fortis (Netherlands)                                                                  9,474,935
            553,000 Nikko Securities Co., Ltd. (Japan)                                                    4,430,209
                                                                                                      -------------
                                                                                                         18,634,258

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
            293,691 Accor SA (France)                                                                    12,390,252

Machinery (0.5%)
-------------------------------------------------------------------------------------------------------------------
            232,947 Atlas Copco AB (Sweden)                                                               4,519,209

Office Equipment & Supplies (0.5%)
-------------------------------------------------------------------------------------------------------------------
            122,000 Canon, Inc. (Japan)                                                                   4,930,874

Oil & Gas (10.7%)
-------------------------------------------------------------------------------------------------------------------
          4,473,460 BP PLC (United Kingdom)                                                              36,771,054
          1,082,559 ENI SpA (Italy)                                                                      13,192,837
          2,951,774 Shell Transport & Trading Co. PLC (United Kingdom)                                   24,532,881
            370,800 Suncor Energy, Inc. (Canada)                                                          9,431,881
            102,005 TotalFinaElf SA Class B (France)                                                     14,278,458
                                                                                                      -------------
                                                                                                         98,207,111

Paper & Forest Products (2.2%)
-------------------------------------------------------------------------------------------------------------------
          1,161,724 Abitibi-Consolidated, Inc. (Canada)                                                   8,880,394
            385,479 UPM-Kymmene Oyj (Finland)                                                            10,892,849
                                                                                                      -------------
                                                                                                         19,773,243

Pharmaceuticals (5.8%)
-------------------------------------------------------------------------------------------------------------------
            633,454 AstraZeneca PLC (United Kingdom)                                                     29,513,077
            120,994 Bayer AG (Germany)                                                                    4,710,272
            374,105 GlaxoSmithKline PLC (United Kingdom)                                                 10,522,077
            448,000 Sankyo Co., Ltd. (Japan)                                                              8,083,400
                                                                                                      -------------
                                                                                                         52,828,826

Restaurants (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,786,858 Granada PLC (United Kingdom)                                                          5,849,344

Retail (1.4%)
-------------------------------------------------------------------------------------------------------------------
             34,771 Castorama Dubois (France)                                                             7,471,438
          1,425,163 Tesco PLC (United Kingdom)                                                            5,140,790
                                                                                                      -------------
                                                                                                         12,612,228

Software (1.5%)
-------------------------------------------------------------------------------------------------------------------
          1,981,281 Misys PLC (United Kingdom)                                                           13,847,789

Technology (1.8%)
-------------------------------------------------------------------------------------------------------------------
            621,266 Koninklijke Philips Electronics NV (Netherlands)                                     16,462,091

Telecommunications (6.9%)
-------------------------------------------------------------------------------------------------------------------
            750,000 British Telecommunications PLC ADR (United Kingdom)                                   4,714,621
          1,365,781 Cable & Wireless PLC (United Kingdom)                                                 8,033,319
              1,613 Nippon Telegraph and Telephone Corp. (Japan)                                          8,407,779
                447 NTT DoCoMo, Inc. (Japan)                                                              7,778,589
            481,346 Orange SA (France) (NON)                                                              3,910,686
            134,309 TDC A/S (Denmark)                                                                     4,843,020
          2,196,620 Telecom Italia SpA (Italy)                                                           19,705,395
          2,594,298 Vodafone Group PLC (United Kingdom)                                                   5,746,169
                                                                                                      -------------
                                                                                                         63,139,578

Tobacco (1.1%)
-------------------------------------------------------------------------------------------------------------------
              3,889 Cie Finance Richemont AG (Switzerland)                                                9,956,256

Water Utilities (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,019,783 Severn Trent Water PLC (United Kingdom)                                              10,684,200
                                                                                                      -------------
                    Total Common Stocks (cost $926,370,894)                                          $  866,138,299

SHORT-TERM INVESTMENTS (6.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
 $         29,058,000 Interest in $750,000,000 joint tri-party repurchase agreement dated June 29, 2001 with S.B.C. Warburg, Inc. due
                      July 2, 2001 with respect to various U.S. Government
                      obligations --  maturity value of $29,067,928 for an
                      effective yield of 4.10%                                                        $  29,058,000
           28,875,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated June 29, 2001 with Credit Suisse First Boston due
                      July 2, 2001 with respect to various U.S. Government
                      obligations -- maturity value of $28,884,866 for an
                      effective yield of 4.10%                                                           28,875,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $57,933,000)                                   $  57,933,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $984,303,894) (b)                                         $ 924,071,299
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $913,747,287.

  (b) The aggregate identified cost on a tax basis is $990,609,445, resulting in gross unrealized appreciation and depreciation of $24,824,582 and $91,362,728, respectively, or net unrealized depreciation of $66,538,146.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at June 30, 2001:
      (as percentage of Market Value)

            Australia           1.9%
            Canada              4.5
            Finland             3.0
            France              8.5
            Germany             6.1
            Ireland             1.0
            Italy               5.5
            Japan              13.4
            Netherlands         7.8
            Sweden              1.0
            Switzerland         5.5
            Taiwan              1.4
            United Kingdom     30.8
            United States       6.3
            Other               3.3
                               ----
            Total             100.0%



------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 2001
(aggregate face value $79,796,456)
                                    Aggregate Face    Delivery      Unrealized
                      Market Value           Value        Date    Depreciation
------------------------------------------------------------------------------
Japanese Yen           $18,324,802     $18,963,613     9/19/01       $(638,811)
Swedish Krona            9,422,924       9,468,526     9/19/01         (45,602)
Euro                    51,066,197      51,364,317     9/19/01        (298,120)
------------------------------------------------------------------------------
                                                                     $(982,533)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2001
                                    Aggregate Face    Delivery      Unrealized
                      Market Value           Value        Date    Depreciation
------------------------------------------------------------------------------
British Pounds         $49,505,710     $49,323,879     9/19/01       $(181,831)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $984,303,894) (Note 1)                                      $  924,071,299
-------------------------------------------------------------------------------------------
Cash                                                                                240,296
-------------------------------------------------------------------------------------------
Foreign currency (cost $139,294)                                                    133,161
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   1,775,459
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,417,051
-------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                            1,332
-------------------------------------------------------------------------------------------
Total assets                                                                    928,638,598

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  8,097,614
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,716,294
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,777,951
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          320,827
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        44,365
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,821
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              661,471
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              1,164,364
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              104,604
-------------------------------------------------------------------------------------------
Total liabilities                                                                14,891,311
-------------------------------------------------------------------------------------------
Net assets                                                                   $  913,747,287

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,038,660,954
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                        193,376
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (63,598,377)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (61,508,666)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $  913,747,287

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($483,056,668 divided by 51,442,820 shares)                                           $9.39
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.39)*                                $9.96
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($371,489,029 divided by 40,113,493 shares)**                                         $9.26
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($26,077,538 divided by 2,789,667)**                                                  $9.35
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($29,680,676 divided by 3,172,065 shares)                                             $9.36
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.36)*                                $9.70
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($3,443,376 divided by 366,641 shares)                                  $9.39
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,794,959)                                  $  20,601,111
-------------------------------------------------------------------------------------------
Interest                                                                          1,851,706
-------------------------------------------------------------------------------------------
Total investment income                                                          22,452,817

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,641,676
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,123,933
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    32,163
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,305
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,327,179
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             4,282,352
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               247,943
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               262,869
-------------------------------------------------------------------------------------------
Amortization of organizational expenses (Note 1)                                     19,476
-------------------------------------------------------------------------------------------
Other                                                                               790,577
-------------------------------------------------------------------------------------------
Total expenses                                                                   16,744,473
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (833,256)
-------------------------------------------------------------------------------------------
Net expenses                                                                     15,911,217
-------------------------------------------------------------------------------------------
Net investment income                                                             6,541,600
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (49,951,524)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (202,960)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (6,800,835)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities
in foreign currencies during the year                                              (932,361)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and futures during the year                                                    (155,570,219)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (213,457,899)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(206,916,299)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                              Year ended June 30
                                                                            ----------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $    6,541,600   $    6,669,507
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         (56,955,319)     137,580,858
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                     (156,502,580)      12,300,260
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (206,916,299)     156,550,625
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                             (6,265,639)      (7,374,706)
--------------------------------------------------------------------------------------------------
   Class B                                                             (3,322,008)      (5,480,410)
--------------------------------------------------------------------------------------------------
   Class C                                                               (190,234)        (190,172)
--------------------------------------------------------------------------------------------------
   Class M                                                               (289,431)        (462,972)
--------------------------------------------------------------------------------------------------
   Class Y                                                                (37,843)              --
--------------------------------------------------------------------------------------------------
In excess from of net investment income
   Class A                                                                     --       (6,948,131)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (5,163,407)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --         (179,172)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --         (436,191)
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                            (45,937,759)     (52,384,086)
--------------------------------------------------------------------------------------------------
   Class B                                                            (37,623,516)     (48,555,741)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,137,674)      (1,668,165)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,008,358)      (3,994,975)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (253,241)              --
--------------------------------------------------------------------------------------------------
From return of capital
   Class A                                                             (2,925,341)              --
--------------------------------------------------------------------------------------------------
   Class B                                                             (1,605,051)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                (91,845)              --
--------------------------------------------------------------------------------------------------
   Class M                                                               (138,742)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                                (17,570)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      89,916,642      150,225,853
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (220,843,909)     173,938,350

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,134,591,196      960,652,846
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
and distributions in excess of net investment income
of $193,376 and $5,741,788, respectively)                          $  913,747,287   $1,134,591,196
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
                                                                                      For the period
Per-share                                                                             August 1, 1996+
operating performance                               Year ended June 30                   to June 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.80       $12.59       $12.25       $10.76        $8.53
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .11          .13          .11          .23          .15
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.33)        1.81          .98         1.78         2.13
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.22)        1.94         1.09         2.01         2.28
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.13)        (.20)        (.25)        (.16)        (.05)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.17)          --           --           --
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.00)       (1.36)        (.50)        (.36)          --
-----------------------------------------------------------------------------------------------------
From return
of capital                              (.06)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.19)       (1.73)        (.75)        (.52)        (.05)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.39       $12.80       $12.59       $12.25       $10.76
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.25)       16.33         9.87        19.56        26.73*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $483,057     $582,386     $469,726     $409,456     $157,990
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.29         1.28         1.30         1.36         1.52*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .99         1.02          .94         1.98         1.61*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                113.10        82.07        88.09        53.57        70.25*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
                                                                                      For the period
Per-share                                                                             August 1, 1996+
operating performance                                Year ended June 30                  to June 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.65       $12.49       $12.18       $10.72        $8.53
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .03          .03          .02          .14          .10
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.29)        1.79          .97         1.78         2.10
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.26)        1.82          .99         1.92         2.20
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.09)        (.15)        (.18)        (.10)        (.01)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.15)          --           --           --
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.00)       (1.36)        (.50)        (.36)          --
-----------------------------------------------------------------------------------------------------
From return
of capital                              (.04)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.13)       (1.66)        (.68)        (.46)        (.01)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.26       $12.65       $12.49       $12.18       $10.72
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.83)       15.41         9.04        18.68        25.80*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $371,489     $488,654     $445,472     $414,609     $174,801
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               2.04         2.03         2.05         2.11         2.21*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .23          .25          .19         1.21         1.03*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                113.10        82.07        88.09        53.57        70.25*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                            For the period
Per-share                                                    Feb. 1, 1999+
operating performance                  Year ended June 30      to June 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.75       $12.57       $11.10
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)          .03          .04          .07
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.30)        1.80         1.42
---------------------------------------------------------------------------
Total from
investment operations                  (2.27)        1.84         1.49
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.09)        (.15)        (.02)
---------------------------------------------------------------------------
In excess of net
investment income                         --         (.15)          --
---------------------------------------------------------------------------
From net realized gain
on investments                         (1.00)       (1.36)          --
---------------------------------------------------------------------------
From return
of capital                              (.04)          --           --
---------------------------------------------------------------------------
Total distributions                    (1.13)       (1.66)        (.02)
---------------------------------------------------------------------------
Net asset value,
end of period                          $9.35       $12.75       $12.57
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.75)       15.50        13.40*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $26,078      $22,903       $9,163
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               2.04         2.03          .84*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .29          .34          .58*
---------------------------------------------------------------------------
Portfolio turnover (%)                113.10        82.07        88.09
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
                                                                                     For the period
Per-share                                                                             August 1, 1996+
operating performance                              Year ended June 30                    to June 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.76       $12.55       $12.22       $10.74        $8.53
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .05          .06          .05          .16          .12
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.30)        1.82          .97         1.79         2.11
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.25)        1.88         1.02         1.95         2.23
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.10)        (.16)        (.19)        (.11)        (.02)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.15)          --           --           --
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.00)       (1.36)        (.50)        (.36)          --
-----------------------------------------------------------------------------------------------------
From return
of capital                              (.05)          --           --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.15)       (1.67)        (.69)        (.47)        (.02)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.36       $12.76       $12.55       $12.22       $10.74
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.65)       15.83         9.24        18.95        26.17*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $29,681      $40,648      $36,291      $38,832      $17,105
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.79         1.78         1.80         1.86         1.98*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .47          .51          .40         1.40         1.19*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                113.10        82.07        88.09        53.57        70.25*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------
                               For the period
Per-share                       October 2, 2000+
operating performance             to June 30
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                   $11.75
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income (a)                .12
-------------------------------------------------
Net realized and unrealized
gain on investments                    (1.28)
-------------------------------------------------
Total from
investment operations                  (1.16)
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                       (.14)
-------------------------------------------------
In excess of net
investment income                         --
-------------------------------------------------
From net realized gain
on investments                         (1.00)
-------------------------------------------------
From return
of capital                              (.06)
-------------------------------------------------
Total distributions                    (1.20)
-------------------------------------------------
Net asset value,
end of period                          $9.39
-------------------------------------------------
Total return at
net asset value (%)(b)                (10.90)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $3,443
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .77*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.06*
-------------------------------------------------
Portfolio turnover (%)                113.10
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS

June 30, 2001

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on October 2, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Restricted investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, foreign taxes, realized gains and losses on certain futures contracts and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2001, the fund reclassified $9,498,719 to decrease distributions in excess of net investment income and $6,097,916 to decrease paid-in-capital, with an increase to accumulated net realized losses of $3,400,803. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended, June 30, 2001, the fund's expenses were reduced by $833,256 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,739 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 2001, Putnam Retail Management acting as underwriter received net commissions of $261,801 and $6,731 from the sale of class A and class M shares, respectively, and received $566,854 and $3,585 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2001, Putnam Retail Management acting as underwriter received $54,304 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,119,395,210 and $1,154,622,560, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended June 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 54,450,707       $ 589,974,418
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,811,886          50,602,027
---------------------------------------------------------------------------
                                            59,262,593         640,576,445

Shares
repurchased                                (53,327,574)       (580,556,524)
---------------------------------------------------------------------------
Net increase                                 5,935,019       $  60,019,921
---------------------------------------------------------------------------

                                                 Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 39,521,548       $ 489,707,477
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,865,158          58,637,537
---------------------------------------------------------------------------
                                            44,386,706         548,345,014

Shares
repurchased                                (36,202,992)       (450,364,719)
---------------------------------------------------------------------------
Net increase                                 8,183,714       $  97,980,295
---------------------------------------------------------------------------

                                                 Year ended June 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,099,687       $  65,181,926
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,719,390          38,681,654
---------------------------------------------------------------------------
                                             9,819,077         103,863,580

Shares
repurchased                                 (8,324,828)        (88,583,325)
---------------------------------------------------------------------------
Net increase                                 1,494,249       $  15,280,255
---------------------------------------------------------------------------

                                                 Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,200,397       $ 101,429,906
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,497,245          53,607,145
---------------------------------------------------------------------------
                                            12,697,642         155,037,051

Shares
repurchased                                 (9,757,166)       (119,736,468)
---------------------------------------------------------------------------
Net increase                                 2,940,476       $  35,300,583
---------------------------------------------------------------------------

                                                 Year ended June 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,327,205       $  24,658,527
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  196,168           2,059,772
---------------------------------------------------------------------------
                                             2,523,373          26,718,299

Shares
repurchased                                 (1,529,923)        (15,982,315)
---------------------------------------------------------------------------
Net increase                                   993,450       $  10,735,984
---------------------------------------------------------------------------

                                                 Year ended June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,766,149       $  22,209,445
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  139,826           1,679,314
---------------------------------------------------------------------------
                                             1,905,975          23,888,759

Shares
repurchased                                   (838,701)        (10,543,328)
---------------------------------------------------------------------------
Net increase                                 1,067,274       $  13,345,431
---------------------------------------------------------------------------

                                                 Year ended June 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,235,945       $  24,395,472
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  314,896           3,305,208
---------------------------------------------------------------------------
                                             2,550,841          27,700,680

Shares
repurchased                                 (2,565,124)        (28,002,882)
---------------------------------------------------------------------------
Net decrease                                   (14,283)      $    (302,202)
---------------------------------------------------------------------------

                                                 Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,053,808       $  25,485,200
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  394,356           4,732,271
---------------------------------------------------------------------------
                                             2,448,164          30,217,471

Shares
repurchased                                 (2,153,106)        (26,617,927)
---------------------------------------------------------------------------
Net increase                                   295,058       $   3,599,544
---------------------------------------------------------------------------

                                            For the period October 2, 2000
                                               (commencement of operations)
                                                          to June 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    598,797       $   6,758,202
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   29,461             308,654
---------------------------------------------------------------------------
                                               628,258           7,066,856

Shares
repurchased                                   (261,617)         (2,884,172)
---------------------------------------------------------------------------
Net increase                                   366,641       $   4,182,684
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)


Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $448,013 as a 20% capital gain, for its taxable year ended June 30, 2001.

For the year ended June 30, 2001, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.

For the period, interest and dividends from foreign countries were $23,242,044 or $0.237 per share (for all share classes). Taxes paid to foreign countries were $2,794,959 or $0.029 per share for all classes of shares.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Deborah E. Kuenstner
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Colin Moore
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN024-73683  2CE/2CG/2CH  8/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam International Growth and Income Fund
Supplement to annual Report dated 6/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 6/30/01

                                                      NAV
1 year                                              -18.10%
Life of fund (since class A inception, 8/1/96)       58.60
Annual average                                        9.85

Share value:                                          NAV
10/02/00                                            $11.75
6/30/01                                              $9.39
----------------------------------------------------------------------------
Distributions:
   No.     Income        Capital gains          Return of capital     Total
                     Short Term   Long Term
    4      $0.1364    $0.3577      $0.6432            $0.0637        $1.2010
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Performance reflects an expense limitation currently or previously in effect. Had it not been in effect, the fund's total returns would have been lower. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Putnam
New Century
Growth
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Investment portfolios -- and mutual funds -- that are designed to seek above-average capital growth in rising stock markets also tend to be the most vulnerable when markets decline. Rarely has this truism been more clearly demonstrated than during the past 15 months. It is a message that was emphatically delivered to shareholders of Putnam New Century Growth Fund during the fiscal year that ended on June 30, 2001.

Given the market environment that prevailed throughout the period, this is a particularly apt time to counsel the importance of maintaining a long-term investment perspective. Seasoned investors have learned to look beyond such short-term events, for experience has taught them that while past performance can never be taken as an assurance of future returns, patience over the long term frequently has brought rewarding results.

In the following report, Fund Manager Roland Gillis discusses your fund's performance during fiscal 2001 and then provides his insights into prospects for fiscal 2002.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
August 15, 2001

REPORT FROM FUND MANAGEMENT

Roland W. Gillis

The year ended June 30, 2001, was an acutely difficult period for the stocks in which your fund invests. Although we sharply reduced the fund's holdings in the areas that were hardest hit -- namely, technology and telecommunications -- the slowing U.S. economy cast a pall over growth stocks in general, and the fund's performance suffered accordingly. One bright note occurred in the second quarter of 2001, when many of the fund's holdings started to rebound.

Total return for 12 months ended 6/30/01

     Class A           Class B           Class C            Class M
   NAV     POP       NAV    CDSC       NAV    CDSC        NAV     POP
-----------------------------------------------------------------------
 -40.27%  -43.70%  -40.68%  -43.65%  -40.68%  -41.27%   -40.55% -42.64%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* MARKET TURMOIL PROMPTED PORTFOLIO REPOSITIONING

Your fund looks for rapidly growing companies in the most dynamic sectors of the economy. For the better part of the past five years, the most rapidly growing companies were routinely found in what are broadly called the technology and telecommunications sectors. The development of such technologies as the Internet and cable and wireless communication produced profound changes in the way we live and do business. The companies and industries that produce, support, and deliver those technologies were the beneficiaries of an equally profound enthusiasm on the part of investors. This growth phenomenon was interrupted in 2000 by an economic slowdown engineered by the Federal Reserve Board, and the resulting declines in stock prices inevitably took a toll on your fund's performance.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics                      16.3%

Software                         11.0%

Retail                            8.9%

Healthcare
services                          7.9%

Pharmaceuticals                   6.9%

Footnote reads:
* Based on net assets as of 6/30/01. Holdings will vary over time.


The Fed's campaign of raising short-term interest rates in 2000 to slow the economy was effective. After averaging nearly 4% annually for the past three years, annualized economic growth slowed to just 1% in the fourth quarter of 2000 and 1.2% in the first quarter of 2001. However, investors anticipated this slowing several months before it actually occurred. The market decline began in March 2000 as investors feared correctly that slower growth would hurt earnings, particularly among the growth stocks that had performed so well up to that point.

* FUND SOUGHT GROWTH IN NEW PLACES

In a slower-growth environment, the types of companies that match your fund's criteria are increasingly found outside the technology and telecommunication sectors. As a result, the fund's composition has shifted and now includes a greater emphasis on companies in the consumer staples, consumer cyclical, and healthcare industries. Technology, which at its peak had accounted for nearly 60% of the portfolio, made up roughly 30% at the end of June 2001.

Consumer staples companies typically shine when the economy is slowing. These are the products and services that consumers demand in any economic environment: radio and television, recruitment services, and beverages, for example. The fund's holdings in this area include Univision, a Spanish-language television network in the United States; TMP Worldwide, which operates the world's top job-search Web site (Monster.com); and Starbucks, a specialty coffee retailer.

Healthcare is another sector that has the potential to perform well in various economic conditions. Although people will always need medical care and prescription drugs, this sector has more timely factors contributing to its strength. First, the largest component of the U.S. population is aging and, as a result, is expected to require more medical attention. Second, the Bush administration has promised less regulatory oversight than its predecessor, which may translate into faster approval times for drugs and lower costs for hospitals, among other things. The fund's healthcare holdings include Cryolife, Inc., a biotech company that helps transplants by freezing human tissue; U.S. Oncology, a business manager for oncology practices; and Forest Labs, a pharmaceutical company.

"In a slower-growth environment, the types of companies that match your fund's criteria are increasingly found outside the technology and telecommunication sectors."

-- Roland Gillis, portfolio manager


In contrast to consumer staples and healthcare companies, consumer cyclical companies provide products and services that tend to be more vulnerable to the ups and downs of economic cycles. When consumers feel unsure about the economy, they typically spend less on these nonessential items. During the current slowdown, however, consumer spending has held up reasonably well, thanks in part to lower interest rates, mortgage refinancing, and an unemployment rate that while inching upward is still low by historical standards. The fund's consumer cyclical holdings include jeweler Tiffany and Co., designer clothing retailer Jones Apparel Group, and specialty retailer Too, Inc.

* TECH VALUES OFFERED RENEWED OPPORTUNITY

Although the fund's technology and telecommunications sectors were reduced during the year, we believe strongly in the future of these businesses. The Internet, cellular phones, and cable television are not going away. Similarly, we believe the companies that support their development and distribution -- data storage companies and security software companies, for example -- will continue to thrive. Although business spending on these technologies slowed significantly during the year, we believe that in the current competitive global environment, businesses cannot afford to ignore technological innovations for long.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Westwood One, Inc
Broadcasting

Sonus Networks, Inc.
Communications equipment

Qlogic Corp.
Electronics

Stryker Corp.
Medical technology

VERITAS Software Corp.
Software

Bed Bath & Beyond, Inc.
Retail

Emulex Corp.
Electronics

Cephalon, Inc.
Pharmaceuticals

Shire Pharmaceuticals
Group PLC ADR
Pharmaceuticals

TCF Financial Corp.
Banking

Footnote reads:
These holdings represent 16.9% of the fund's net assets as of 6/30/01. Portfolio holdings will vary over time.


These industries have been subjected to a rigorous market-imposed consolidation. In recent months, many of the weaker tech and telecom companies found that investors were no longer willing to provide capital for their ideas, and a good number were subsequently forced out of business. At the moment, there are many compelling values among the companies that survived the downturn, and we are carefully selecting those that we believe are strong enough to make a positive contribution to the portfolio in the coming months.

Included in the fund's tech and telecom-related holdings are Sonus Networks, a telecommunications equipment and software provider; QLogic, a storage networking component provider; and Emulex, a provider of high-speed networking products. While these holdings and others discussed in this report were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* AT PERIOD'S END, MARKETS AWAITED A CATALYST

Much has changed since the market first turned bearish in March 2000. This year, the Fed, recognizing the effectiveness of its efforts to slow the economy, lowered rates aggressively to prevent the economy from falling into recession. In fact, the Fed's recent action constitutes the most aggressive easing of monetary policy since the early 1980s. Although there is typically a lag between Fed intervention and a change in economic activity, the economy should eventually feel the effects of lower interest rates and respond positively.

Another positive change was the passage of the Economic Growth and Tax Relief Reconciliation Act of 2001. This broad tax cut puts money back into the pockets of consumers this year and greatly improves the effectiveness of qualified savings plans such as 401(k) plans starting in 2002.

Many investors are waiting on the sidelines, too unnerved by recent events to take advantage of what we believe is an attractive combination of events: lower interest rates, lower tax rates, lower stock valuations, and an economy that Fed Chairman Alan Greenspan has suggested is near or at its low point. What is needed -- and what we believe will come -- is a catalyst to get the market moving. Of course, the timing of such an event is impossible to predict. While investors await it, we will continue to review and revise the fund's holdings to include what we believe are the strongest names with the best growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our ,shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Century Growth Fund is designed for investors seeking capital appreciation by investing primarily in the equity securities of companies of all sizes.

TOTAL RETURN FOR PERIODS ENDED 6/30/01

                     Class A         Class B         Class C         Class M
(inception dates)   (2/17/98)       (1/21/00)       (1/21/00)       (1/21/00)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year          -40.27% -43.70% -40.68% -43.65% -40.68% -41.27% -40.55% -42.64%
------------------------------------------------------------------------------
Life of fund     95.19   83.93   90.40   87.39   90.40   90.40   92.05   85.37
Annual average   22.02   19.89   21.12   20.55   21.12   21.12   21.44   20.16
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/01

                                Russell Midcap          Consumer
                                 Growth Index          price index
------------------------------------------------------------------------------
1 year                             -31.51%                3.19%
------------------------------------------------------------------------------
Life of fund                        31.94                 9.75
Annual average                       8.59                 2.83
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. During a portion of these periods, the fund was offered on a limited basis and had limited assets.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/17/98

                Fund's class A        Russell Midcap         Consumer price
Date             shares at POP          Growth Index             index

2/17/98              9,425                10,000                 10,000
6/30/98             10,942                10,776                 10,062
12/31/98            12,284                11,353                 10,148
6/30/99             16,452                12,964                 10,259
12/31/99            32,695                17,177                 10,420
6/30/00             30,793                19,264                 10,642
12/31/00            22,025                15,159                 10,772
6/30/01            $18,393               $13,194                $10,975

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $19,040 ($18,739 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $19,040 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $19,205 ($18,537 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/01

                      Class A         Class B       Class C        Class M
------------------------------------------------------------------------------
Distributions*          --              --            --             --
------------------------------------------------------------------------------
Share value:       NAV     POP          NAV           NAV        NAV     POP
------------------------------------------------------------------------------
6/30/00          $24.76  $26.27      $24.68        $24.68      $24.71  $25.61
------------------------------------------------------------------------------
6/30/01           14.79   15.69       14.64         14.64       14.69   15.22
------------------------------------------------------------------------------

* The fund did not make any distributions during the period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares.

Net asset value (NAV) per share is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam New Century Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New Century Growth Fund (the "fund") at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 13, 2001



THE FUND'S PORTFOLIO
June 30, 2001

COMMON STOCKS (98.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
            289,900 Lamar Advertising Co. (NON)                                                      $   12,755,600

Airlines (1.1%)
-------------------------------------------------------------------------------------------------------------------
            204,000 Ryanair Holdings, PLC ADR (Ireland) (NON)                                            10,597,800

Automotive (0.1%)
-------------------------------------------------------------------------------------------------------------------
             19,500 O'Reilly Automotive, Inc. (NON)                                                         559,650

Banking (2.8%)
-------------------------------------------------------------------------------------------------------------------
            140,800 Fifth Third Bancorp                                                                   8,455,040
             75,200 State Street Corp.                                                                    3,721,648
            295,600 TCF Financial Corp.                                                                  13,689,236
                                                                                                      -------------
                                                                                                         25,865,924

Biotechnology (5.0%)
-------------------------------------------------------------------------------------------------------------------
            291,600 Cryolife, Inc. (NON)                                                                 11,929,356
             64,000 Genzyme Corp. (NON)                                                                   3,904,000
            129,900 Imclone Systems, Inc (NON)                                                            6,858,720
             63,700 InterMune, Inc. (NON)                                                                 2,268,994
            160,900 Invitrogen Corp. (NON)                                                               11,552,620
             92,300 Tanox, Inc. (NON)                                                                     2,912,065
            120,000 Vertex Pharmaceuticals, Inc. (NON)                                                    5,940,000
             53,000 Waters Corp. (NON)                                                                    1,463,330
                                                                                                      -------------
                                                                                                         46,829,085

Broadcasting (6.7%)
-------------------------------------------------------------------------------------------------------------------
             89,500 Cox Radio, Inc. Class A (NON)                                                         2,492,575
            180,700 Entercom Communications Corp. (NON)                                                   9,687,327
             83,100 Hispanic Broadcasting Corp. (NON)                                                     2,384,139
            235,800 Radio One, Inc. Class A (NON)                                                         5,423,400
            471,600 Radio One, Inc. Class D (NON)                                                        10,398,780
            121,770 Regent Communications, Inc. (NON)                                                     1,460,022
            287,600 Univision Communications, Inc. Class A (NON)                                         12,303,528
            491,600 Westwood One, Inc. (NON)                                                             18,115,459
                                                                                                      -------------
                                                                                                         62,265,230

Commercial and Consumer Services (4.6%)
-------------------------------------------------------------------------------------------------------------------
            138,400 Choicepoint, Inc. (NON)                                                               5,819,720
            266,800 Cintas Corp.                                                                         12,339,500
            127,200 Corporate Executive Board Co. (NON)                                                   5,342,400
             60,000 NCO Group, Inc. (NON)                                                                 1,855,800
             88,900 Paychex, Inc.                                                                         3,556,000
             64,500 Professional Detailing, Inc. (NON)                                                    5,934,000
            429,900 Varco International, Inc. (NON)                                                       8,000,439
                                                                                                      -------------
                                                                                                         42,847,859

Communications Equipment (3.7%)
-------------------------------------------------------------------------------------------------------------------
             70,500 Comverse Technology, Inc. (NON)                                                       4,025,550
            221,200 Extreme Networks, Inc. (NON)                                                          6,525,400
            154,000 ONI System Corp. (NON)                                                                4,296,600
             71,000 Scientific-Atlanta, Inc.                                                              2,882,600
            732,300 Sonus Networks, Inc. (NON)                                                           17,106,528
                                                                                                      -------------
                                                                                                         34,836,678

Computers (1.4%)
-------------------------------------------------------------------------------------------------------------------
            260,300 I-Many Inc. (NON)                                                                     3,514,050
            115,000 Optimal Robotics Corp. (Canada) (NON)                                                 4,370,000
             88,900 VeriSign, Inc. (NON)                                                                  5,334,889
                                                                                                      -------------
                                                                                                         13,218,939

Consumer Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
            142,900 CDW Computer Centers, Inc. (NON)                                                      5,674,559
            154,100 TMP Worldwide, Inc. (NON)                                                             9,246,000
                                                                                                      -------------
                                                                                                         14,920,559

Distribution (0.7%)
-------------------------------------------------------------------------------------------------------------------
            102,800 Black Box Corp. (NON)                                                                 6,924,608

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
            136,000 Power-One, Inc. (NON)                                                                 2,263,040

Electronics (16.3%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Altera Corp. (NON)                                                                    4,640,000
            243,900 Centillium Communications, Inc. (NON)                                                 6,034,086
            250,100 DDi Corp. (NON)                                                                       5,002,000
            360,700 Emulex Corp. (NON)                                                                   14,572,280
            113,500 Exar Corp. (NON)                                                                      2,242,760
            350,000 Finisar Corp. (NON)                                                                   6,538,000
            185,000 Flextronics International, Ltd. (NON)                                                 4,830,350
            220,000 Genesis Microchip, Inc. (Canada) (NON)                                                7,953,000
             70,000 Integrated Device Technology, Inc. (NON)                                              2,218,300
            426,700 Jabil Circuit, Inc. (NON)                                                            13,167,962
            229,700 Linear Technology Corp.                                                              10,157,334
            353,500 Marvell Technology Group Ltd. (Bermuda) (NON)                                         9,509,150
            182,500 Maxim Integrated Products, Inc. (NON)                                                 8,068,325
            122,600 Micrel, Inc. (NON)                                                                    4,045,800
            165,200 Opnet Technologies, Inc. (NON)                                                        2,952,124
            150,700 Pemstar, Inc. (NON)                                                                   2,212,276
             64,200 PerkinElmer, Inc.                                                                     1,767,426
            342,400 Plexus Corp. (NON)                                                                   11,299,200
            263,700 QLogic Corp. (NON)                                                                   16,995,465
            370,300 Sanmina Corp. (NON)                                                                   8,668,723
            186,700 Semtech Corp. (NON)                                                                   5,601,000
            140,000 Silicon Laboratories, Inc. (NON)                                                      3,094,000
                                                                                                      -------------
                                                                                                        151,569,561

Energy (2.9%)
-------------------------------------------------------------------------------------------------------------------
            218,800 BJ Services Co. (NON)                                                                 6,209,544
             78,800 ENSCO International, Inc.                                                             1,843,920
            116,800 Global Marine, Inc. (NON)                                                             2,175,984
             60,000 Nabors Industries, Inc. (NON)                                                         2,232,000
            153,300 National-Oilwell, Inc. (NON)                                                          4,108,440
            100,000 Patterson-UTI Energy, Inc. (NON)                                                      1,787,000
            198,000 Transocean Sedco Forex, Inc.                                                          8,167,500
                                                                                                      -------------
                                                                                                         26,524,388

Health Care Services (7.9%)
-------------------------------------------------------------------------------------------------------------------
             15,800 Accredo Health, Inc. (NON)                                                              587,602
            127,500 AdvancePCS (NON)                                                                      8,166,375
            114,600 AmeriSource Health Corp. Class A (NON)                                                6,337,380
            312,500 Caremark Rx, Inc. (NON)                                                               5,140,625
            115,800 Community Health Systems, Inc. (NON)                                                  3,416,100
            148,300 Eclipsys Corp. (NON)                                                                  4,167,230
            756,400 Healthsouth Corp. (NON)                                                              12,079,708
            183,500 Pediatrix Medical Group, Inc. (NON)                                                   6,092,200
            150,000 Pharmaceutical Product Development, Inc. (NON)                                        4,576,500
             21,500 Priority Healthcare Corp. Class B (NON)                                                 608,020
            239,550 Province Healthcare Co. (NON)                                                         8,453,720
             62,800 Quest Diagnostics, Inc. (NON)                                                         4,700,580
            150,000 RehabCare Group, Inc. (NON)                                                           7,230,000
            200,000 US Oncology, Inc. (NON)                                                               1,778,000
                                                                                                      -------------
                                                                                                         73,334,040

Lodging/Tourism (1.7%)
-------------------------------------------------------------------------------------------------------------------
            530,600 Extended Stay America, Inc. (NON)                                                     7,959,000
            138,000 Four Seasons Hotels, Inc. (Canada)                                                    7,638,300
                                                                                                      -------------
                                                                                                         15,597,300

Medical Technology (4.4%)
-------------------------------------------------------------------------------------------------------------------
            244,400 Charles River Laboratories International, Inc. (NON)                                  8,492,900
            332,700 Cytyc Corp. (NON)                                                                     7,668,735
             89,400 Novoste Corp. (NON)                                                                   2,279,700
             90,000 ResMed, Inc. (NON)                                                                    4,549,500
             62,000 Respironics, Inc. (NON)                                                               1,845,120
            297,800 Stryker Corp.                                                                        16,334,330
                                                                                                      -------------
                                                                                                         41,170,285

Natural Gas Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
            118,000 Dynegy, Inc.                                                                          5,487,000

Oil & Gas (0.6%)
-------------------------------------------------------------------------------------------------------------------
            149,600 EOG Resources, Inc.                                                                   5,318,280

Pharmaceuticals (6.9%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Alkermes, Inc. (NON)                                                                  5,265,000
            204,700 Cephalon, Inc. (NON)                                                                 14,431,350
            150,000 Forest Laboratories, Inc. (NON)                                                      10,650,000
            200,000 Inspire Pharmaceuticals Inc. (NON)                                                    2,800,000
            161,200 King Pharmaceuticals, Inc. (NON)                                                      8,664,500
            106,900 Medicis Pharmaceutical Corp. Class A (NON)                                            5,665,700
             65,000 Noven Pharmaceuticals, Inc. (NON)                                                     2,548,000
            256,058 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           14,211,219
                                                                                                      -------------
                                                                                                         64,235,769

Power Producers (2.1%)
-------------------------------------------------------------------------------------------------------------------
            236,000 Calpine Corp. (NON)                                                                   8,920,800
            287,000 Mirant Corp. (NON)                                                                    9,872,800
             48,300 Reliant Resources, Inc. (NON)                                                         1,193,010
                                                                                                      -------------
                                                                                                         19,986,610

Restaurants (1.0%)
-------------------------------------------------------------------------------------------------------------------
            409,600 Starbucks Corp. (NON)                                                                 9,420,800

Retail (8.9%)
-------------------------------------------------------------------------------------------------------------------
            264,650 99 Cents Only Stores (NON)                                                            7,926,268
            514,300 Bed Bath & Beyond, Inc. (NON)                                                        16,046,160
            150,000 Chico's FAS, Inc. (NON)                                                               4,462,500
            355,200 Dollar Tree Stores, Inc. (NON)                                                        9,888,768
            133,200 Factory 2-U Stores, Inc. (NON)                                                        3,909,420
             63,300 Fastenal Co.                                                                          3,923,334
            100,900 Jones Apparel Group, Inc. (NON)                                                       4,358,880
            141,000 Kohls Corp. (NON)                                                                     8,844,930
            310,800 Tiffany & Co.                                                                        11,257,176
            266,900 Too, Inc. (NON)                                                                       7,313,060
            131,000 Wet Seal, Inc. (NON)                                                                  4,533,910
                                                                                                      -------------
                                                                                                         82,464,406

Schools (2.5%)
-------------------------------------------------------------------------------------------------------------------
            164,000 Apollo Group, Inc. Class A (NON)                                                      6,961,800
            160,600 Career Education Corp. (NON)                                                          9,619,940
            182,300 SmartForce Public Limited Co. ADR (Ireland) (NON)                                     6,422,429
                                                                                                      -------------
                                                                                                         23,004,169

Semiconductor (0.7%)
-------------------------------------------------------------------------------------------------------------------
             63,500 LAM Research Corp. (NON)                                                              1,882,775
            101,900 LTX Corp. (NON)                                                                       2,604,564
             37,600 Novellus Systems, Inc. (NON)                                                          2,135,304
                                                                                                      -------------
                                                                                                          6,622,643

Software (11.0%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Advent Software, Inc. (NON)                                                           7,620,000
            160,000 Agile Software Corp. (NON)                                                            2,720,000
            145,600 Amdocs Ltd. (Guernsey) (NON)                                                          7,840,560
            336,300 Click Commerce, Inc. (NON)                                                            3,026,700
            165,600 Electronic Arts, Inc. (NON)                                                           9,588,240
            375,300 Informatica Corp. (NON)                                                               6,515,208
             58,400 Internet Security Systems, Inc. (NON)                                                 2,835,904
            366,700 Interwoven, Inc. (NON)                                                                6,197,230
            209,600 Manugistics Group, Inc. (NON)                                                         5,260,960
             55,000 Matrixone, Inc. (NON)                                                                 1,275,450
            162,000 McData Corp. (NON)                                                                    2,843,100
            130,000 MetaSolv, Inc. (NON)                                                                  1,030,900
            129,950 Netegrity, Inc. (NON)                                                                 3,898,500
             94,000 Openwave Systems, Inc. (NON)                                                          3,261,800
            320,000 Parametric Technology Corp. (NON)                                                     4,476,800
            267,400 Peregrine Systems, Inc. (NON)                                                         7,754,600
             13,400 Quest Software, Inc. (NON)                                                              505,850
            106,200 Symantec Corp. (NON)                                                                  4,639,878
            242,530 VERITAS Software Corp. (NON)                                                         16,135,521
            152,800 webMethods, Inc. (NON)                                                                3,236,304
            115,000 Witness Systems, Inc. (NON)                                                           1,263,850
                                                                                                      -------------
                                                                                                        101,927,355

Technology Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            157,500 Jack Henry & Associates, Inc.                                                         4,882,500

Telecommunications (1.4%)
-------------------------------------------------------------------------------------------------------------------
            531,800 Focal Communications Corp. (NON)                                                      1,255,048
            468,600 Metromedia Fiber Network, Inc. Class A (NON)                                            955,944
             56,700 SBA Communications Corp. (NON)                                                        1,403,325
             89,200 Time Warner Telecom, Inc. (NON)                                                       2,989,984
             65,900 Tricon PCS Holdings, Inc. (NON)                                                       2,701,900
             80,000 Western Wireless Corp. (NON)                                                          3,440,000
                                                                                                      -------------
                                                                                                         12,746,201
                                                                                                      -------------
                    Total Common Stocks (cost $944,445,917)                                           $ 918,176,279

SHORT-TERM INVESTMENTS (2.2%) (a) (cost $20,506,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        20,506,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated June 29, 2001 with Credit Suisse First Boston due
                    July 2, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $20,513,006 for an
                    effective yield of 4.10%.                                                         $  20,506,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $964,951,917) (b)                                         $ 938,682,279
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $930,597,163.

  (b) The aggregate identified cost on a tax basis is $978,540,945, resulting in gross unrealized appreciation and depreciation of $113,007,493 and $152,866,159, respectively, or net unrealized depreciation of $39,858,666.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $964,951,917) (Note 1)                                      $  938,682,279
-------------------------------------------------------------------------------------------
Cash                                                                                    332
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            65,150
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              783,595
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    4,030,960
-------------------------------------------------------------------------------------------
Total assets                                                                    943,562,316

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  8,702,426
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,629,704
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,475,321
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          340,792
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         7,390
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,144
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              648,513
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              156,863
-------------------------------------------------------------------------------------------
Total liabilities                                                                12,965,153
-------------------------------------------------------------------------------------------
Net assets                                                                   $  930,597,163

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,890,382,915
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (1,022,912)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (932,492,956)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (26,269,884)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $  930,597,163

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($451,847,852 divided by 30,542,269 shares)                                          $14.79
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.79)*                              $15.69
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($375,683,028 divided by 25,663,451 shares)**                                        $14.64
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($72,498,399 divided by 4,951,321 shares)**                                          $14.64
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($20,690,511 divided by 1,408,235 shares)                                            $14.69
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.69)*                              $15.22
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($9,877,373 divided by 666,010 shares)**                                             $14.83
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                     $    1,586,098
-------------------------------------------------------------------------------------------
Dividend (net of foreign tax of $23,948)                                          1,158,858
-------------------------------------------------------------------------------------------
Total investment income                                                           2,744,956

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,805,346
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,219,632
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    27,927
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,971
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,493,636
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,040,516
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             1,005,799
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               209,397
-------------------------------------------------------------------------------------------
Other                                                                             1,831,496
-------------------------------------------------------------------------------------------
Total expenses                                                                   19,650,720
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (179,583)
-------------------------------------------------------------------------------------------
Net expenses                                                                     19,471,137
-------------------------------------------------------------------------------------------
Net investment loss                                                             (16,726,181)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (670,143,884)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,063,683)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (169,019)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                               166,572
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and futures contracts during the year                                             7,665,161
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (663,544,853)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(680,271,034)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended June 30
                                                                  --------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (16,726,181) $    (6,789,421)
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                        (671,376,586)    (261,540,635)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                        7,831,733      (35,416,009)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (680,271,034)    (303,746,065)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --         (684,659)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                                     --         (643,516)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          (30,866,876)   1,941,380,284
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (711,137,910)   1,636,306,044

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,641,735,073        5,429,029
--------------------------------------------------------------------------------------------------
End of year (including accumulated
net investment loss of $1,022,912
and $--, respectively.)                                              $930,597,163   $1,641,735,073
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                 Feb. 17, 1998+
operating performance                         Year ended June 30           to June 30
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.76       $14.84        $9.87        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)                 (.18)        (.12)(d)     (.08)(d)     (.02)(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.79)       12.87         5.05         1.39
----------------------------------------------------------------------------------------
Total from
investment operations                  (9.97)       12.75         4.97         1.37
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.46)          --           --
----------------------------------------------------------------------------------------
In excess of net realized gain            --        (1.37)          --           --
----------------------------------------------------------------------------------------
Total distributions                       --        (2.83)          --           --
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.79       $24.76       $14.84        $9.87
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (40.27)       87.16        50.35        16.12*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $451,848     $797,592       $5,429       $2,955
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.21         1.11(d)      1.00(d)       .37*(d)
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.97)        (.72)(d)     (.76)(d)     (.25)*(d)
----------------------------------------------------------------------------------------
Portfolio turnover (%)                139.27       107.86       207.77        72.22*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share. Expenses for the period ended
    June 30, 1998, and June 30, 1999 reflect a reduction of $0.08 and $0.06, respectively per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
--------------------------------------------------------------
                                                 For the period
Per-share                            Year ended  Jan. 21, 2000+
operating performance                 June 30      to June 30
--------------------------------------------------------------
                                        2001         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $24.68       $27.16
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.32)        (.15)(d)
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.72)       (2.33)
--------------------------------------------------------------
Total from
investment operations                 (10.04)       (2.48)
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain
on investments                            --           --
--------------------------------------------------------------
In excess of net realized gain            --           --
--------------------------------------------------------------
Total distributions                       --           --
--------------------------------------------------------------
Net asset value,
end of period                         $14.64       $24.68
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (40.68)       (9.13)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                      $375,683     $670,618
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.96          .89*(d)
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.72)        (.71)*(d)
--------------------------------------------------------------
Portfolio turnover (%)                139.27       107.86
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                                For the period
Per-share                            Year ended Jan. 21, 2000+
operating performance                  June 30    to June 30
--------------------------------------------------------------
                                        2001         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $24.68       $27.16
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.32)        (.15)(d)
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.72)       (2.33)
--------------------------------------------------------------
Total from
investment operations                 (10.04)       (2.48)
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain
on investments                            --           --
--------------------------------------------------------------
In excess of net realized gain            --           --
--------------------------------------------------------------
Total distributions                       --           --
--------------------------------------------------------------
Net asset value,
end of period                         $14.64       $24.68
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (40.68)       (9.13)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $72,498     $136,828
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.96          .89*(d)
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.72)        (.71)*(d)
--------------------------------------------------------------
Portfolio turnover (%)                139.27       107.86
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
--------------------------------------------------------------
                                                For the period
Per-share                           Year ended  Jan. 21, 2000+
operating performance                 June 30     to June 30
--------------------------------------------------------------
                                        2001         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $24.71       $27.16
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.28)        (.12)(d)
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.74)       (2.33)
--------------------------------------------------------------
Total from
investment operations                 (10.02)       (2.45)
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain
on investments                            --           --
--------------------------------------------------------------
In excess of net realized gain            --           --
--------------------------------------------------------------
Total distributions                       --           --
--------------------------------------------------------------
Net asset value,
end of period                         $14.69       $24.71
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (40.55)       (9.02)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $20,691      $36,697
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.71          .78*(d)
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.47)        (.60)*(d)
--------------------------------------------------------------
Portfolio turnover (%)                139.27       107.86
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended June 30, 2000 reflect a reduction of $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------
                                   For the period
Per-share                           July 5, 2000+
operating performance                to June 30
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                   $24.90
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                 (.13)
-------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (9.94)
-------------------------------------------------
Total from
investment operations                 (10.07)
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net realized gain
on investments                            --
-------------------------------------------------
In excess of net realized gain            --
-------------------------------------------------
Total distributions                       --
-------------------------------------------------
Net asset value,
end of period                         $14.83
-------------------------------------------------
Total return at
net asset value (%)(b)                (40.44)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $9,877
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .95*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.71)*
-------------------------------------------------
Portfolio turnover (%)                139.27
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
June 30, 2001

Note 1
Significant accounting policies

Putnam New Century Growth Fund (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in equity securities of companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes have potential for capital appreciation which is significantly greater than that of the market averages.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on July 3, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At June 30, 2001, the fund had a capital loss carryover of approximately $454,332,000 available to offset future net capital gain, if any, which will expire on June 30, 2009.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, realized gains and losses on certain futures contracts, and realized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2001, the fund reclassified $15,703,269 to decrease accumulated net investment loss and $16,845,022 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $1,141,753. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC. The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended June 30, 2001, the fund's expenses were reduced by $179,583 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,676 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $493,037 and $19,274 from the sale of class A and class M shares, respectively, and received $1,246,177 and $84,420 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2001, Putnam Retail Management, acting as underwriter received $43,213 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,702,621,066 and $1,710,673,485, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,057,933       $ 231,800,769
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,057,933         231,800,769

Shares
repurchased                                (13,734,656)       (252,141,481)
---------------------------------------------------------------------------
Net decrease                                (1,676,723)      $ (20,340,712)
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 34,302,386      $  994,604,839
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  236,506           6,093,100
---------------------------------------------------------------------------
                                            34,538,892       1,000,697,939

Shares
repurchased                                 (2,685,664)        (68,042,990)
---------------------------------------------------------------------------
Net increase                                31,853,228      $  932,654,949
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,584,769       $ 109,383,265
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             5,584,769         109,383,265

Shares
repurchased                                 (7,089,412)       (126,139,015)
---------------------------------------------------------------------------
Net decrease                                (1,504,643)      $ (16,755,750)
---------------------------------------------------------------------------

                                           For the period January 21, 2000
                                           (commencement of operations) to
                                                             June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,782,760        $840,860,018
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   67,159           1,780,019
---------------------------------------------------------------------------
                                            28,849,919         842,640,037

Shares
repurchased                                 (1,681,825)        (40,933,646)
---------------------------------------------------------------------------
Net increase                                27,168,094        $801,706,391
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,856,823        $ 37,057,710
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,856,823          37,057,710

Shares
repurchased                                 (2,449,583)        (45,794,827)
---------------------------------------------------------------------------
Net decrease                                  (592,760)       $ (8,737,117)
---------------------------------------------------------------------------

                                           For the period January 21, 2000
                                              (commencement of operations)
                                                          to June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,340,223        $182,295,896
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   22,100             593,748
---------------------------------------------------------------------------
                                             6,362,323         182,889,644

Shares
repurchased                                   (818,242)        (19,266,254)
---------------------------------------------------------------------------
Net increase                                 5,544,081        $163,623,390
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    415,990         $ 8,173,099
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               415,990           8,173,099

Shares
repurchased                                   (492,886)         (8,607,000)
---------------------------------------------------------------------------
Net decrease                                   (76,896)        $  (433,901)
---------------------------------------------------------------------------

                                           For the period January 21, 2000
                                              (commencement of operations)
                                                          to June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,577,497         $45,700,188
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,810              99,895
---------------------------------------------------------------------------
                                             1,581,307          45,800,083

Shares
repurchased                                    (96,176)         (2,404,529)
---------------------------------------------------------------------------
Net increase                                 1,485,131         $43,395,554
---------------------------------------------------------------------------

                                               For the period July 5, 2000
                                              (commencement of operations)
                                                          to June 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    965,104         $20,645,469
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               965,104          20,645,469

Shares
repurchased                                   (299,094)         (5,244,865)
---------------------------------------------------------------------------
Net increase                                   666,010         $15,400,604
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New Century Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN071-73688  2HW  8/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam New Century Growth
Supplement to annual Report dated 6/30/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 6/30/01

                                                        NAV
1 year                                                -40.11%
Life of fund (since class A inception, 02/17/98)       95.71
Annual average                                         22.12

Share value:                                            NAV
7/05/00                                               $24.90
6/30/01                                               $14.83
----------------------------------------------------------------------------
Distributions:       No.       Income      Capital gains      Total
                      0        0.000           0.000          0.000
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.